INVESTMENTS - Mortgage Loans (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	$ 379
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	379
Commercial Mortgage Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	9,405	$ 8,386
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	27	27
Financing receivables, recorded investment, current	9,378	8,359
Total Financing Receivables	9,405	8,386
Recorded Investment 90 Days or More and Accruing	0	0
Commercial Mortgage Loans | With no related allowance recorded
Impaired Mortgage Loans
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial Mortgage Loans | With related allowance recorded
Impaired Mortgage Loans
Recorded Investment	27	27
Unpaid Principal Balance	27	27
Related Allowance	(7)	(8)
Average Recorded Investment	27	27
Interest Income Recognized	0	2
Commercial Mortgage Loans | Financing Receivables, 30 to 59 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	0	27
Commercial Mortgage Loans | Financing Receivables, 60 to 89 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	0	0
Commercial Mortgage Loans | Financing Receivables, Equal to Greater than 90 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	27	0
Commercial Mortgage Loans | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	5,783	5,016
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	5,783	5,016
Commercial Mortgage Loans | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	780	792
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	780	792
Commercial Mortgage Loans | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	1,739	1,609
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	1,739	1,609
Commercial Mortgage Loans | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	925	774
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	925	774
Commercial Mortgage Loans | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	178	195
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	178	195
Commercial Mortgage Loans | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Commercial Mortgage Loans | 0% - 50%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	1,219	1,153
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	1,219	1,153
Commercial Mortgage Loans | 0% - 50% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	823	759
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	823	759
Commercial Mortgage Loans | 0% - 50% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	21	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	21	0
Commercial Mortgage Loans | 0% - 50% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	351	320
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	351	320
Commercial Mortgage Loans | 0% - 50% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	24	74
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	24	74
Commercial Mortgage Loans | 0% - 50% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Commercial Mortgage Loans | 0% - 50% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Commercial Mortgage Loans | 50% - 70%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	7,334	6,409
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	7,334	6,409
Commercial Mortgage Loans | 50% - 70% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	4,739	4,088
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	4,739	4,088
Commercial Mortgage Loans | 50% - 70% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	649	682
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	649	682
Commercial Mortgage Loans | 50% - 70% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	1,192	1,066
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	1,192	1,066
Commercial Mortgage Loans | 50% - 70% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	603	428
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	603	428
Commercial Mortgage Loans | 50% - 70% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	151	145
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	151	145
Commercial Mortgage Loans | 50% - 70% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Commercial Mortgage Loans | 70% - 90%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	825	797
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	825	797
Commercial Mortgage Loans | 70% - 90% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	221	169
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	221	169
Commercial Mortgage Loans | 70% - 90% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	110	110
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	110	110
Commercial Mortgage Loans | 70% - 90% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	169	196
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	169	196
Commercial Mortgage Loans | 70% - 90% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	298	272
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	298	272
Commercial Mortgage Loans | 70% - 90% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	27	50
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	27	50
Commercial Mortgage Loans | 70% - 90% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Commercial Mortgage Loans | 90% plus
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	27	27
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	27	27
Commercial Mortgage Loans | 90% plus | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Commercial Mortgage Loans | 90% plus | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Commercial Mortgage Loans | 90% plus | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	27	27
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	27	27
Commercial Mortgage Loans | 90% plus | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Commercial Mortgage Loans | 90% plus | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Commercial Mortgage Loans | 90% plus | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	2,672	2,574
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	74	74
Financing receivables, recorded investment, current	2,598	2,500
Total Financing Receivables	2,672	2,574
Recorded Investment 90 Days or More and Accruing	57	22
Agricultural Mortgage Loans | With no related allowance recorded
Impaired Mortgage Loans
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural Mortgage Loans | With related allowance recorded
Impaired Mortgage Loans
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural Mortgage Loans | Financing Receivables, 30 to 59 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	5	49
Agricultural Mortgage Loans | Financing Receivables, 60 to 89 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	12	3
Agricultural Mortgage Loans | Financing Receivables, Equal to Greater than 90 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	57	22
Agricultural Mortgage Loans | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	398	383
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	398	383
Agricultural Mortgage Loans | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	195	195
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	195	195
Agricultural Mortgage Loans | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	488	502
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	488	502
Agricultural Mortgage Loans | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	952	878
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	952	878
Agricultural Mortgage Loans | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	557	537
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	557	537
Agricultural Mortgage Loans | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	82	79
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	82	79
Agricultural Mortgage Loans | 0% - 50%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	1,580	1,557
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	1,580	1,557
Agricultural Mortgage Loans | 0% - 50% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	271	272
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	271	272
Agricultural Mortgage Loans | 0% - 50% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	142	149
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	142	149
Agricultural Mortgage Loans | 0% - 50% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	257	275
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	257	275
Agricultural Mortgage Loans | 0% - 50% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	555	515
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	555	515
Agricultural Mortgage Loans | 0% - 50% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	322	316
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	322	316
Agricultural Mortgage Loans | 0% - 50% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	33	30
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	33	30
Agricultural Mortgage Loans | 50% - 70%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	1,073	1,013
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	1,073	1,013
Agricultural Mortgage Loans | 50% - 70% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	127	111
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	127	111
Agricultural Mortgage Loans | 50% - 70% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	53	46
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	53	46
Agricultural Mortgage Loans | 50% - 70% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	231	227
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	231	227
Agricultural Mortgage Loans | 50% - 70% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	378	359
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	378	359
Agricultural Mortgage Loans | 50% - 70% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	235	221
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	235	221
Agricultural Mortgage Loans | 50% - 70% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	49	49
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	49	49
Agricultural Mortgage Loans | 70% - 90%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	19	4
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	19	4
Agricultural Mortgage Loans | 70% - 90% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 70% - 90% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 70% - 90% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 70% - 90% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	19	4
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	19	4
Agricultural Mortgage Loans | 70% - 90% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 70% - 90% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 90% plus
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 90% plus | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 90% plus | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 90% plus | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 90% plus | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 90% plus | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Agricultural Mortgage Loans | 90% plus | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Total Mortgages Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	12,077	10,960
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	101	101
Financing receivables, recorded investment, current	11,976	10,859
Total Financing Receivables	12,077	10,960
Recorded Investment 90 Days or More and Accruing	57	22
Total Mortgages Loan | With no related allowance recorded
Impaired Mortgage Loans
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Total Mortgages Loan | With related allowance recorded
Impaired Mortgage Loans
Recorded Investment	27	27
Unpaid Principal Balance	27	27
Related Allowance	(7)	(8)
Average Recorded Investment	27	27
Interest Income Recognized	0	2
Total Mortgages Loan | Financing Receivables, 30 to 59 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	5	76
Total Mortgages Loan | Financing Receivables, 60 to 89 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	12	3
Total Mortgages Loan | Financing Receivables, Equal to Greater than 90 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due	84	22
Total Mortgages Loan | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	6,181	5,399
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	6,181	5,399
Total Mortgages Loan | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	975	987
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	975	987
Total Mortgages Loan | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	2,227	2,111
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	2,227	2,111
Total Mortgages Loan | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	1,877	1,652
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	1,877	1,652
Total Mortgages Loan | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	735	732
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	735	732
Total Mortgages Loan | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	82	79
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	82	79
Total Mortgages Loan | 0% - 50%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	2,799	2,710
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	2,799	2,710
Total Mortgages Loan | 0% - 50% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	1,094	1,031
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	1,094	1,031
Total Mortgages Loan | 0% - 50% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	163	149
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	163	149
Total Mortgages Loan | 0% - 50% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	608	595
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	608	595
Total Mortgages Loan | 0% - 50% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	579	589
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	579	589
Total Mortgages Loan | 0% - 50% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	322	316
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	322	316
Total Mortgages Loan | 0% - 50% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	33	30
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	33	30
Total Mortgages Loan | 50% - 70%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	8,407	7,422
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	8,407	7,422
Total Mortgages Loan | 50% - 70% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	4,866	4,199
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	4,866	4,199
Total Mortgages Loan | 50% - 70% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	702	728
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	702	728
Total Mortgages Loan | 50% - 70% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	1,423	1,293
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	1,423	1,293
Total Mortgages Loan | 50% - 70% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	981	787
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	981	787
Total Mortgages Loan | 50% - 70% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	386	366
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	386	366
Total Mortgages Loan | 50% - 70% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	49	49
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	49	49
Total Mortgages Loan | 70% - 90%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	844	801
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	844	801
Total Mortgages Loan | 70% - 90% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	221	169
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	221	169
Total Mortgages Loan | 70% - 90% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	110	110
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	110	110
Total Mortgages Loan | 70% - 90% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	169	196
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	169	196
Total Mortgages Loan | 70% - 90% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	317	276
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	317	276
Total Mortgages Loan | 70% - 90% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	27	50
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	27	50
Total Mortgages Loan | 70% - 90% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Total Mortgages Loan | 90% plus
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	27	27
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	27	27
Total Mortgages Loan | 90% plus | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Total Mortgages Loan | 90% plus | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Total Mortgages Loan | 90% plus | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	27	27
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	27	27
Total Mortgages Loan | 90% plus | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Total Mortgages Loan | 90% plus | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	0	0
Total Mortgages Loan | 90% plus | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans	0	0
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables	$ 0	0
Commercial Mortgage Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		8,386	$ 7,281
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		27
Financing receivables, recorded investment, current		8,359	7,281
Total Financing Receivables		8,386	7,281
Commercial Mortgage Loans | With No Related Allowance
Impaired Mortgage Loans
Recorded Investment			15
Unpaid Principal Balance			15
Average Recorded Investment			22
Commercial Mortgage Loans | With Related Allowance
Impaired Mortgage Loans
Recorded Investment		27	27
Unpaid Principal Balance		27	27
Related Allowance		(8)	(8)
Average Recorded Investment		27	48
Interest Income Recognized		2	2
Commercial Mortgage Loans | Financing Receivables, 30 to 59 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		27
Commercial Mortgage Loans | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		5,016	4,254
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		5,016	4,254
Commercial Mortgage Loans | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		792	590
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		792	590
Commercial Mortgage Loans | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		1,609	989
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		1,609	989
Commercial Mortgage Loans | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		774	1,298
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		774	1,298
Commercial Mortgage Loans | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		195	104
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		195	104
Commercial Mortgage Loans | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans			46
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables			46
Commercial Mortgage Loans | 0% - 50%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		1,153	965
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		1,153	965
Commercial Mortgage Loans | 0% - 50% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		759	755
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		759	755
Commercial Mortgage Loans | 0% - 50% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans			95
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables			95
Commercial Mortgage Loans | 0% - 50% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		320	59
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		320	59
Commercial Mortgage Loans | 0% - 50% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		74	56
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		74	56
Commercial Mortgage Loans | 50% - 70%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		6,409	5,496
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		6,409	5,496
Commercial Mortgage Loans | 50% - 70% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		4,088	3,217
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		4,088	3,217
Commercial Mortgage Loans | 50% - 70% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		682	430
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		682	430
Commercial Mortgage Loans | 50% - 70% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		1,066	673
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		1,066	673
Commercial Mortgage Loans | 50% - 70% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		428	1,100
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		428	1,100
Commercial Mortgage Loans | 50% - 70% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		145	76
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		145	76
Commercial Mortgage Loans | 70% - 90%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		797	777
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		797	777
Commercial Mortgage Loans | 70% - 90% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		169	282
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		169	282
Commercial Mortgage Loans | 70% - 90% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		110	65
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		110	65
Commercial Mortgage Loans | 70% - 90% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		196	229
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		196	229
Commercial Mortgage Loans | 70% - 90% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		272	127
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		272	127
Commercial Mortgage Loans | 70% - 90% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		50	28
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		50	28
Commercial Mortgage Loans | 70% - 90% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans			46
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables			46
Commercial Mortgage Loans | 90% plus
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		27	43
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		27	43
Commercial Mortgage Loans | 90% plus | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		27	28
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		27	28
Commercial Mortgage Loans | 90% plus | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans			15
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables			15
Agricultural Mortgage Loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		2,574	2,501
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		74	17
Financing receivables, recorded investment, current		2,500	2,484
Total Financing Receivables		2,574	2,501
Recorded Investment 90 Days or More and Accruing		22	6
Agricultural Mortgage Loans | Financing Receivables, 30 to 59 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		49	9
Agricultural Mortgage Loans | Financing Receivables, 60 to 89 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		3	2
Agricultural Mortgage Loans | Financing Receivables, Equal to Greater than 90 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		22	6
Agricultural Mortgage Loans | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		383	395
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		383	395
Agricultural Mortgage Loans | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		195	195
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		195	195
Agricultural Mortgage Loans | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		502	507
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		502	507
Agricultural Mortgage Loans | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		878	805
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		878	805
Agricultural Mortgage Loans | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		537	505
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		537	505
Agricultural Mortgage Loans | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		79	94
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		79	94
Agricultural Mortgage Loans | 0% - 50%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		1,557	1,491
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		1,557	1,491
Agricultural Mortgage Loans | 0% - 50% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		272	254
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		272	254
Agricultural Mortgage Loans | 0% - 50% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		149	138
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		149	138
Agricultural Mortgage Loans | 0% - 50% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		275	296
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		275	296
Agricultural Mortgage Loans | 0% - 50% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		515	468
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		515	468
Agricultural Mortgage Loans | 0% - 50% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		316	286
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		316	286
Agricultural Mortgage Loans | 0% - 50% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		30	49
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		30	49
Agricultural Mortgage Loans | 50% - 70%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		1,013	1,004
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		1,013	1,004
Agricultural Mortgage Loans | 50% - 70% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		111	141
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		111	141
Agricultural Mortgage Loans | 50% - 70% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		46	57
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		46	57
Agricultural Mortgage Loans | 50% - 70% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		227	209
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		227	209
Agricultural Mortgage Loans | 50% - 70% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		359	333
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		359	333
Agricultural Mortgage Loans | 50% - 70% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		221	219
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		221	219
Agricultural Mortgage Loans | 50% - 70% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		49	45
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		49	45
Agricultural Mortgage Loans | 70% - 90%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		4	6
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		4	6
Agricultural Mortgage Loans | 70% - 90% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans			2
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables			2
Agricultural Mortgage Loans | 70% - 90% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		4	4
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		4	4
Total Mortgages Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		10,960	9,782
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		101	17
Financing receivables, recorded investment, current		10,859	9,765
Total Financing Receivables		10,960	9,782
Recorded Investment 90 Days or More and Accruing		22	6
Total Mortgages Loan | With No Related Allowance
Impaired Mortgage Loans
Recorded Investment			15
Unpaid Principal Balance			15
Average Recorded Investment			22
Total Mortgages Loan | With Related Allowance
Impaired Mortgage Loans
Recorded Investment		27	27
Unpaid Principal Balance		27	27
Related Allowance		(8)	(8)
Average Recorded Investment		27	48
Interest Income Recognized		2	2
Total Mortgages Loan | Financing Receivables, 30 to 59 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		76	9
Total Mortgages Loan | Financing Receivables, 60 to 89 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		3	2
Total Mortgages Loan | Financing Receivables, Equal to Greater than 90 Days Past Due
Age Analysis of Past Due Mortgage Loan
Financing receivables, recorded investment, past due		22	6
Total Mortgages Loan | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		5,399	4,649
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		5,399	4,649
Total Mortgages Loan | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		987	785
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		987	785
Total Mortgages Loan | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		2,111	1,496
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		2,111	1,496
Total Mortgages Loan | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		1,652	2,103
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		1,652	2,103
Total Mortgages Loan | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		732	609
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		732	609
Total Mortgages Loan | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		79	140
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		79	140
Total Mortgages Loan | 0% - 50%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		2,710	2,456
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		2,710	2,456
Total Mortgages Loan | 0% - 50% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		1,031	1,009
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		1,031	1,009
Total Mortgages Loan | 0% - 50% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		149	233
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		149	233
Total Mortgages Loan | 0% - 50% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		595	355
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		595	355
Total Mortgages Loan | 0% - 50% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		589	524
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		589	524
Total Mortgages Loan | 0% - 50% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		316	286
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		316	286
Total Mortgages Loan | 0% - 50% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		30	49
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		30	49
Total Mortgages Loan | 50% - 70%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		7,422	6,500
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		7,422	6,500
Total Mortgages Loan | 50% - 70% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		4,199	3,358
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		4,199	3,358
Total Mortgages Loan | 50% - 70% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		728	487
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		728	487
Total Mortgages Loan | 50% - 70% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		1,293	882
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		1,293	882
Total Mortgages Loan | 50% - 70% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		787	1,433
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		787	1,433
Total Mortgages Loan | 50% - 70% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		366	295
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		366	295
Total Mortgages Loan | 50% - 70% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		49	45
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		49	45
Total Mortgages Loan | 70% - 90%
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		801	783
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		801	783
Total Mortgages Loan | 70% - 90% | Greater than 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		169	282
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		169	282
Total Mortgages Loan | 70% - 90% | 1.8x to 2.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		110	65
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		110	65
Total Mortgages Loan | 70% - 90% | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		196	231
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		196	231
Total Mortgages Loan | 70% - 90% | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		276	131
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		276	131
Total Mortgages Loan | 70% - 90% | 1.0x to 1.2x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		50	28
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		50	28
Total Mortgages Loan | 70% - 90% | Less than 1.0x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans			46
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables			46
Total Mortgages Loan | 90% plus
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		27	43
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		27	43
Total Mortgages Loan | 90% plus | 1.5x to 1.8x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans		27	28
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables		$ 27	28
Total Mortgages Loan | 90% plus | 1.2x to 1.5x
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Total Mortgage Loans			15
Age Analysis of Past Due Mortgage Loan
Total Financing Receivables			$ 15